Revenue - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue [Line Items]
Revenue	$ 846,501	$ 204,007
Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	826,879	203,975
Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	19,622	32
Drugs [Member]
Schedule of Revenue [Line Items]
Revenue	516,272	90,210
Drugs [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	500,537	90,210
Drugs [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	15,735
Medical and related products [Member]
Schedule of Revenue [Line Items]
Revenue	239,880	75,998
Medical and related products [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	239,498	75,966
Medical and related products [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	382	32
Service [Member]
Schedule of Revenue [Line Items]
Revenue	66,642
Service [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	66,642
Service [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue
Beauty products [Member]
Schedule of Revenue [Line Items]
Revenue	13,363
Beauty products [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	11,988
Beauty products [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	1,375
Contact lenses [Member]
Schedule of Revenue [Line Items]
Revenue		35,000
Contact lenses [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue		35,000
Contact lenses [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue
Nutritional products [Member]
Schedule of Revenue [Line Items]
Revenue	5,793	2,368
Nutritional products [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	4,716	2,368
Nutritional products [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	1,077
Supplements [Member]
Schedule of Revenue [Line Items]
Revenue	4,551	431
Supplements [Member] | Corporate Customers [Member]
Schedule of Revenue [Line Items]
Revenue	3,498	431
Supplements [Member] | Retail Customers [Member]
Schedule of Revenue [Line Items]
Revenue	$ 1,053